Document and Entity Information	Jul. 27, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001627857
Document Type	8-K/A
Document Period End Date	Jul. 27, 2021
Entity Registrant Name	SailPoint Technologies Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38297
Entity Tax Identification Number	47-1628077
Entity Address, Address Line One	11120 Four Points Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78726
City Area Code	(512)
Local Phone Number	346-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	SAIL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed in a Current Report on Form 8-K filed by SailPoint Technologies Holdings, Inc. (the “Company”) on August 2, 2021 (the “Initial 8-K”), Ronald J. Green was appointed to the Board of Directors of the Company (the “Board”) on July 27, 2021. At the time of the filing of the Initial 8-K, the Board had not yet assigned Mr. Green to any committees of the Board, and therefore the Initial 8-K did not include disclosure regarding committee assignments. This Current Report on Form 8-K/A is being filed as an amendment to the Initial 8-K to report that on February 22, 2022, the Board assigned Mr. Green to the Board’s Audit Committee and Cybersecurity Committee. No other disclosure reported in the Initial 8-K is amended hereby.